Offerings - Offering: 1	Dec. 22, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 227,114,486.86
Amount of Registration Fee	$ 31,364.51
Offering Note	(1) Calculated as the aggregate maximum purchase price for shares of beneficial interest, based upon the net asset value per share as of September 30, 2025, of $23.09. This amount is based upon the offer to purchase up to 9,836,054 common shares of beneficial interest, par value $0.01 per share, of Oaktree Strategic Credit Fund. The fee of $31,364.51 was paid in connection with the filing of the Schedule TO-I by Oaktree Strategic Credit Fund (File No. 005-93598) on November 14, 2025. (2) Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026.